Loomis Sayles Small Cap Growth Portfolio Expense Example - Loomis Sayles Small Cap Growth Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,193
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,481
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	$ 1,367